Performance Management - Westwood Salient Enhanced Power & Infrastructure ETF	Jun. 12, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755